1605(c) De-SPAC and Related Financing Transactions, Effects	Sep. 10, 2026
Effects Of The De Spac And Related Financing Transactions Line Items
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]	Benefits and Detriments of the Business Combination

The following describe the potential benefits and detriments to certain groups of stakeholders in connection with the Business Combination:

●	DTCS: The DTCS Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including PGUS’s future business and financial condition and prospects, strong management team, and in light of the other opportunities for business combinations reasonably available to DTCS. The DTCS Board also considered the potential detriments of the Business Combination to DTCS, including the difficulty of ascertaining the valuation of a company with limited operating history and limited revenues such as PGUS, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, the risks and costs to DTCS if the Business Combination is not achieved, including the risk that it may result in DTCS being unable to complete a business combination and force DTCS to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, subject to its obligations under Cayman Islands law to provide for claims of creditors and the requirement of other applicable law, and the potential for dilution of the DTCS shareholders from any PIPE Financing or other financing. (As to the latter, the amount of dilution would be depending on the aggregate amount of PIPE or other financing obtained, and any such dilution would affect the Sponsor, the Public Shareholders and the PGUS stockholders proportionately.) For more information, see “- The DTCS Board’s Reasons for the Approval of the Business Combination”, and various risks described under the section entitled “Risk Factors”.

●	Sponsor: The Sponsor expects to receive substantial consideration in the Business Combination, including prior to the Closing Date the sum of $2,500,000 (“Sponsor Closing Payment”), in exchange for 250,000 shares of DTCS Ordinary Shares. As a result of the low price paid by the Sponsor for its equity in DTCS, the Sponsor is likely to be able to make a substantial profit on its investment even at a time when Public Shareholders have lost significant value. For more information, see “- Compensation Received by the Sponsor, its Affiliates and DTCS Directors and Executive Officers”. The Sponsor will only be able to realize a return on their equity in DTCS (which may be materially higher than the return realized by Public Shareholders) if DTCS completes a business combination by October 26, 2026 (or if such date is extended at a duly called meeting of the DTCS shareholders, such later date). Additionally, the Sponsor faces potential detriments from the Business Combination, including the possibility of litigation challenging the Business Combination or the Sponsor’s role in the Business Combination, and the risk that if the Business Combination is not achieved, DTCS may be unable to consummate a business combination and be forced to redeem the Public Shares for a pro rata portion of the funds held in the Trust Account, resulting in the Sponsor and its affiliates’ investment being worthless.

●	Unaffiliated DTCS Public Shareholders: The unaffiliated Public Shareholders have the opportunity to evaluate and consider whether or not to redeem their Public Shares in connection with the consummation of the Business Combination. Non-redeeming Public Shareholders will have the opportunity to participate in the potential future growth of PGUS, but may face a number of potential detriments in connection with their continued investment, including the uncertainties and risks identified by the DTCS Board described more fully in “- The DTCS Board’s Reasons for the Approval of the Business Combination”, the various other risks associated with the Business Combination, the business of DTCS and the business of PGUS, as described further under the section entitled “Risk Factors”, the potential conflicts of interest described under “- Interests of Certain DTCS Persons in the Business Combination”, and the potential material dilution they may experience as described more fully in the section entitled “Potential Impact of Additional Dilution”. Redeeming Public Shareholders have the opportunity to receive their pro rata share of the aggregate amount on deposit in the Trust Account, less taxes paid and payable, calculated as of two (2) Business Days prior to the consummation of the Business Combination. However, redeeming Public Shareholders face the potential of not realizing any future growth in value of PGUS following the Business Combination.

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PGUS and its Affiliates: The PGUS Board determined that the Business Combination presents an attractive business opportunity in light of certain factors, including, among other factors, that the Business Combination could expand the access to capital for PGUS, and taking into account PGUS’s expected cash resources and need for additional capital to fund the development of its products and services, and the uniqueness of this particular potential Business Combination, as the negotiated transaction could provide PGUS with access to the funds remaining in DTCS’s trust account at the Closing, after giving effect to any redemptions by DTCS’s public shareholders and the payment of transaction expenses. As of the date of this proxy statement/prospectus, neither DTCS nor PGUS has entered into any definitive PIPE financing or other related financing transaction in connection with the Business Combination. Accordingly, the PGUS Board did not consider the benefits or detriments of any such financing transaction in evaluating the Business Combination.

For PGUS’s affiliates, the tradability of their shares of Pubco Class A Common Stock is expected to make their holdings more liquid. The PGUS Board also considered the potential detriments of the Business Combination to PGUS and its affiliates, including, among other factors, the possibility that the Business Combination might not be completed in a timely manner or at all, the uncertainty of the potential benefits of the Business Combination being achieved, the costs involved in connection with completing the Business Combination, and the time and effort of PGUS management required to complete the Business Combination. For more information, see “- The PGUS Board’s Reasons for the Approval of the Business Combination” and various risks described under the section entitled “Risk Factors.”